Changes in Accounting Policies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Changes in Accounting Policies
3	CHANGES IN ACCOUNTING POLICIES

Amendments to IFRS and IAS effective for the financial year beginning on January 1, 2017 do not have a material impact on the Group.

The Group did not apply any other amendments, new standards or interpretation that is not yet effective for the current accounting year (see note 40).